SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST


     SUPPLEMENT TO THE ADVISOR CLASS A, ADVISOR CLASS B AND ADVISOR CLASS C
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                       SUPPLEMENT DATED DECEMBER 11, 2000


I. The following information replaces paragraph number 8 on page 36 of the Statement of Additional Information:

     8. Mortgage-Backed Securities. See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund, and Managed Bond Fund." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Money Market Fund may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Fund.

                                     * * * *


II. The following replaces the Money Market Fund's yield information on page 54 of the Statement of Additional Information:

         For the Money Market Fund, the yield and effective yield for the 7-day period ended December 31, 1999 were as follows:

         Money Market Fund         Class A  Class B  Class C
                                   -------  -------  -------
         - Yield                    5.51%    5.36%    5.36%
         - Effective Yield          5.66%    5.50%    5.50%


                                     * * * *


III. On November 2, 2000, Boh A. Dickey resigned as a Trustee and Chairman of the Boards of the SAFECO Mutual Funds. The Boards of Trustees elected Randall H. Talbot as a Trustee and Chairman of the Board to fill the vacancy created by Mr. Dickey's resignation.

         The information regarding Mr. Dickey provided on page 62 of the Statement of Additional Information under the heading Trustees and Officers, is deleted.

         The following information is added to the chart on page 62 of the Statement of Additional Information under the heading Trustees and
         Officers:

        ------------------------------------- ----------------------------------- -----------------------------------
        Name, Address and Age                 Position(s) Held with the Trusts    Principal Occupation(s) During
                                                                                  Past 5 Years

        ------------------------------------- ----------------------------------- -----------------------------------
        ------------------------------------- ----------------------------------- -----------------------------------
        Randall H. Talbot                     Chairman and Trustee                President of SAFECO Life
        5069 154th Place NE                                                       Insurance Company since 1998.
        Redmond, WA  98052-9661                                                   From 1975 to 1998 he was employed
        (47)                                                                      at Talbot Financial Corporation
                                                                                  where he served most recently as
                                                                                  President and CEO.
        ------------------------------------- ----------------------------------- -----------------------------------

                                     * * * *

IV. Effective July 1, 2000, Neal Fuller is no longer Vice President, Controller and Assistant Secretary of the Trusts. David H. Longhurst was elected Vice President, Controller and Secretary of the Trusts effective July 1, 2000, to replace Mr. Fuller.


                                     * * * *

                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO MONEY MARKET TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST


                         SUPPLEMENT TO THE NO-LOAD CLASS
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                       SUPPLEMENT DATED DECEMBER 11, 2000


I. The following information replaces paragraph number 10 on page 39 of the Statement of Additional Information:

     10. Mortgage-Backed Securities (Money Market Fund Only). See the description of such securities under "Additional Investment Information--Intermediate-Term U.S. Treasury Fund, GNMA Fund, High-Yield Fund, and Managed Bond Fund." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Money Market Fund may purchase securities collateralized by mortgage loans or by mortgage-backed securities which are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Fund.

                                     * * * *

II. The following replaces the Yield and Tax Equivalent Yield information for the Tax-Free Money Market Fund found on page 58 of the Statement of Additional Information:

         Tax-Free Money Market Fund
-        Yield                              3.80 %
-        Effective Yield                    3.87%
-        Tax-Equivalent Yield               6.29%

                                     * * * *

III. On November 2, 2000, Boh A. Dickey resigned as a Trustee and Chairman of the Boards of the SAFECO Mutual Funds. The Boards of Trustees elected Randall H. Talbot as a Trustee and Chairman of the Board to fill the vacancy created by Mr. Dickey's resignation.

         The information regarding Mr. Dickey provided on page 63 of the Statement of Additional Information under the heading Trustees and Officers, is deleted.

         The following information is added to the chart on page 63 of the Statement of Additional Information under the heading Trustees and
         Officers:

        ------------------------------------- ----------------------------------- -----------------------------------
        Name, Address and Age                 Position(s) Held with the Trusts    Principal Occupation(s) During
                                                                                  Past 5 Years

        ------------------------------------- ----------------------------------- -----------------------------------
        ------------------------------------- ----------------------------------- -----------------------------------
        Randall H. Talbot                     Chairman and Trustee                President of SAFECO Life
        5069 154th Place NE                                                       Insurance Company since 1998.
        Redmond, WA  98052-9661                                                   From 1975 to 1998 he was employed
        (47)                                                                      at Talbot Financial Corporation
                                                                                  where he served most recently as
                                                                                  President and CEO.
        ------------------------------------- ----------------------------------- -----------------------------------

                                     * * * *

IV. Effective July 1, 2000, Neal Fuller is no longer Vice President, Controller and Assistant Secretary of the Trusts. David H. Longhurst was elected Vice President, Controller and Secretary of the Trusts effective July 1, 2000, to replace Mr. Fuller.


                                     * * * *